Financial Assets and Financial Liabilities - Schedule of Information About Sensitivity to Devaluation (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
U.S. dollars [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in exchange rate	10.00%	20.00%	40.00%
Decrease in exchange rate	(10.00%)	(20.00%)	(15.00%)
Effect on profit before tax (increase or decrease)	₽ 11,785	₽ 24,811	₽ 119,557
Effect on profit before tax (increase or decrease)	₽ (11,785)	₽ (24,811)	₽ (44,834)
Euro [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in exchange rate	10.00%	20.00%	40.00%
Decrease in exchange rate	(10.00%)	(20.00%)	(15.00%)
Effect on profit before tax (increase or decrease)	₽ 2,674	₽ 4,654	₽ 11,082
Effect on profit before tax (increase or decrease)	₽ (2,674)	₽ (4,654)	₽ (4,156)